Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.88%
Basic Materials - 6.92%
Koppers Holdings, Inc.	17,210	$498,402
Olin Corp.	29,200	1,381,452
Orion Engineered Carbons S.A. (b)	61,743	1,431,820
		3,311,674
Consumer Discretionary - 13.99%
Adient PLC (a)(b)	29,281	986,477
Dana, Inc.	131,021	1,686,240
Gap, Inc.	136,925	1,098,138
Hooker Furnishings Corp.	32,726	485,981
Interface, Inc.	6,600	45,738
PVH Corp.	11,580	996,112
Steelcase, Inc. - Class A	214,606	1,392,793
		6,691,479
Consumer Staples - 7.14%
Spectrum Brands Holdings, Inc.	17,008	1,228,148
Universal Corp.	23,450	1,208,847
USANA Health Sciences, Inc. (a)	16,143	979,396
		3,416,391
Energy - 5.05%
MRC Global, Inc. (a)	167,066	1,451,804
NOV, Inc.	68,676	966,271
		2,418,075
Financials - 26.04%
American Equity Investment Life Holding Co.	25,291	997,730
Associated Banc-Corp.	97,500	1,443,975
Axis Capital Holdings, Ltd. (b)	27,741	1,439,758
CNO Financial Group, Inc.	88,212	1,915,083
Columbia Banking System, Inc.	60,334	1,208,490
Hope Bancorp, Inc.	34,520	276,850
Old National Bancorp of Indiana	114,135	1,417,557
Synovus Financial Corp.	14,893	403,451
Univest Financial Corp.	52,861	937,226
Webster Financial Corp.	40,231	1,430,212
WSFS Financial Corp.	29,544	987,951
		12,458,283
Health Care - 2.06%
Phibro Animal Health Corp. - Class A	36,982	491,860
Varex Imaging Corp. (a)	22,396	493,608
		985,468
Industrials - 27.36%
American Woodmark Corp. (a)	15,641	930,639
Axalta Coating Systems, Ltd. (a)(b)	33,868	982,511
Belden, Inc.	13,877	1,214,099
GMS, Inc. (a)	14,924	945,137
JELD-WEN Holding, Inc. (a)	92,392	1,209,411
Masonite International Corp. (a)(b)	16,084	1,416,518
MasterBrand, Inc. (a)	49,472	513,519
Resideo Technologies, Inc. (a)	80,626	1,292,435
REV Group, Inc.	96,312	976,604
Terex Corp.	25,591	1,186,655
TriMas Corp.	57,089	1,444,922
TrueBlue, Inc. (a)	59,196	979,102
		13,091,552
Technology - 8.32%
Avnet, Inc.	29,959	1,313,403
Celestica, Inc. (a)(b)	113,869	1,449,552
ScanSource, Inc. (a)	42,433	1,220,373
		3,983,328
Total Common Stocks (Cost $51,706,125)		46,356,250

REIT - 1.62%
Real Estate - 1.62%
DiamondRock Hospitality Co.	98,544	773,570
Total REIT (Cost $904,921)		773,570

SHORT-TERM INVESTMENT - 0.00%
Money Market Fund - 0.00%
Fidelity Institutional Government Portfolio - Class I, 4.98% (c)	189	189
Total Short-Term Investment (Cost $189)		189

Total Investments (Cost $52,611,235) - 98.50%		47,130,009
Other Assets in Excess of Liabilities - 1.50%		716,107
TOTAL NET ASSETS - 100.00%		$47,846,116

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2023.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$3,311,674	$-	$-	$3,311,674
Consumer Discretionary	6,691,479	-	-	6,691,479
Consumer Staples	3,416,391	-	-	3,416,391
Energy	2,418,075	-	-	2,418,075
Financials	12,458,283	-	-	12,458,283
Health Care	985,468	-	-	985,468
Industrials	13,091,552	-	-	13,091,552
Technology	3,983,328	-	-	3,983,328
Total Common Stocks	46,356,250	-	-	46,356,250
REIT	773,570	-	-	773,570
Short-Term Investment	189	-	-	189
Total Investments	$47,130,009	$-	$-	$47,130,009

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.